Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Allowance for Credit Losses
Schedule of commercial real estate loan portfolio disaggregated by the type of real estate securing the credit

	December 31, 2025		December 31, 2024
	(Dollars in Thousands)		(Dollars in Thousands)
	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate:

Commercial real estate construction development	$1,170,201	18.8%	$1,313,984	23.0%
Hotel	1,074,069	17.3	1,080,706	18.9
Multi-family	685,212	11.0	310,115	5.4
Lot development: residential and commercial lots	618,209	9.9	513,760	9.0
Retail multi-tenant	528,793	8.5	738,874	12.9
Warehouse	455,265	7.3	435,783	7.6
Office/Professional buildings	440,909	7.1	416,014	7.3
1 - 4 family construction	398,320	6.4	338,832	5.9
Owner occupied real estate	372,333	6.0	270,584	4.7
Commercial leased properties	339,397	5.5	194,023	3.4
Farmland	137,945	2.2	109,697	1.9
Total commercial real estate	$6,220,653	100.0%	$5,722,372	100.0%

Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2025
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2024	$29,853	$60,639	$43,990	$4,869	$5,528	$10,031	$281	$1,346	$156,537
Losses charged to allowance	(7,673)	(8,122)	—	—	(104)	(260)	(200)	—	(16,359)
Recoveries credited to allowance	3,539	—	183	—	27	133	22	—	3,904
Net losses charged to allowance	(4,134)	(8,122)	183	—	(77)	(127)	(178)	—	(12,455)
Provision (credit) charged to operations	2,210	(3,610)	2,240	9,844	1,274	(484)	176	3,442	15,092
Balance at December 31, 2025	$27,929	$48,907	$46,413	$14,713	$6,725	$9,420	$279	$4,788	$159,174

	December 31, 2024
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069
Losses charged to allowance	(34,149)	(2,228)	—	—	(46)	—	(185)	—	(36,608)
Recoveries credited to allowance	4,079	—	20	—	38	123	13	1	4,274
Net losses charged to allowance	(30,070)	(2,228)	20	—	(8)	123	(172)	1	(32,334)
Provision (credit) charged to operations	24,373	7,576	1,267	(219)	(276)	(1,116)	135	62	31,802
Balance at December 31, 2024	$29,853	$60,639	$43,990	$4,869	$5,528	$10,031	$281	$1,346	$156,537

	December 31, 2023
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972
Losses charged to allowance	(9,664)	—	—	—	(43)	(298)	(179)	—	(10,184)
Recoveries credited to allowance	5,433	837	143	—	16	260	16	—	6,705
Net losses charged to allowance	(4,231)	837	143	—	(27)	(38)	(163)	—	(3,479)
Provision (credit) charged to operations	13,053	9,770	6,086	1,294	1,080	2,778	200	315	34,576
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069

	December 31, 2025
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$52,397	$500	$1,683,346	$27,429
Commercial real estate: other construction & land development	—	—	2,338,593	48,907
Commercial real estate: farmland & commercial	45,066	7,000	3,137,903	39,413
Commercial real estate: multifamily	42,787	7,600	642,006	7,113
Residential: first lien	31	—	629,403	6,725
Residential: junior lien	—	—	445,076	9,420
Consumer	—	—	51,003	279
Foreign	—	—	392,811	4,788

Total	$140,281	$15,100	$9,320,141	$144,074

	December 31, 2024
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$52,110	$400	$1,799,693	$29,453
Commercial real estate: other construction & land development	8,195	8,122	2,476,259	52,517
Commercial real estate: farmland & commercial	65,733	8,228	2,862,070	35,762
Commercial real estate: multifamily	42,964	1,882	267,151	2,987
Residential: first lien	45	—	530,039	5,528
Residential: junior lien	141	—	469,088	10,031
Consumer	—	—	49,777	281
Foreign	—	—	186,561	1,346

Total	$169,188	$18,632	$8,640,638	$137,905

Loans accounted on non-accrual basis, by loan class

	December 31, 2025		December 31, 2024

	(Dollars in Thousands)
	Total Non-Accrual Loans	Non-Accrual Loans with No Credit Allowance	Total Non-Accrual Loans	Non-Accrual Loans with No Credit Allowance
Domestic
Commercial	$52,397	$51,513	$52,110	$51,276
Commercial real estate: other construction & land development	—	—	8,195	73
Commercial real estate: farmland & commercial	45,066	22,003	65,733	24,757
Commercial real estate: multifamily	42,787	5,086	42,964	73
Residential: first lien	52	52	134	134
Total non-accrual loans	$140,302	$78,654	$169,136	$76,313

Information regarding the aging of past due loans, by loan class

	December 31, 2025
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$5,988	$795	$47,509	$515	$54,292	$1,681,450	$1,735,742
Commercial real estate: other construction & land development	836	—	721	721	1,557	2,337,036	2,338,593
Commercial real estate: farmland & commercial	567	23,923	—	—	24,490	3,158,480	3,182,970
Commercial real estate: multifamily	33,684	—	12,637	—	46,321	638,472	684,793
Residential: first lien	5,898	3,093	5,787	5,766	14,778	614,656	629,434
Residential: junior lien	1,766	945	2,190	2,190	4,901	440,175	445,076
Consumer	250	31	8	8	289	50,714	51,003
Foreign	1,296	2,771	626	626	4,693	388,118	392,811
Total past due loans	$50,285	$31,558	$69,478	$9,826	$151,321	$9,309,101	$9,460,422

	December 31, 2024
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$4,070	$51,577	$579	$534	$56,226	$1,795,577	$1,851,803
Commercial real estate: other construction & land development	2,421	15	8,122	—	10,558	2,473,896	2,484,454
Commercial real estate: farmland & commercial	1,221	—	26,416	262	27,637	2,900,166	2,927,803
Commercial real estate: multifamily	—	270	25,064	—	25,334	284,781	310,115
Residential: first lien	4,763	1,337	3,631	3,542	9,731	520,353	530,084
Residential: junior lien	2,599	1,544	2,000	2,000	6,143	463,086	469,229
Consumer	122	32	16	16	170	49,607	49,777
Foreign	816	1,992	339	339	3,147	183,414	186,561
Total past due loans	$16,012	$56,767	$66,167	$6,693	$138,946	$8,670,880	$8,809,826

Summary of the loan portfolio by credit quality indicator, by loan class

	2025	2024	2023	2022	2021	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2025
Domestic
Commercial
Pass	$952,495	$172,120	$204,095	$84,301	$169,430	$89,567	$1,672,008
Watch List - Pass	10,358	—	—	—	—	—	10,358
Watch List - Substandard	705	55	183	—	—	36	979
Watch List - Doubtful	4,735	702	46,885	10	65	—	52,397
Total Commercial	$968,293	$172,877	$251,163	$84,311	$169,495	$89,603	$1,735,742
Commercial
Current-period gross writeoffs	$5,659	$2,001	$12	$—	$—	$1	$7,673
Commercial real estate: other construction & land development
Pass	$1,232,753	$535,289	$497,267	$37,432	$32,409	$3,313	$2,338,463
Watch List - Substandard	—	130	—	—	—	—	130
Total Commercial real estate: other construction & land development	$1,232,753	$535,419	$497,267	$37,432	$32,409	$3,313	$2,338,593
Commercial real estate: other construction & land development
Current-period gross writeoffs	$—	$—	$—	$8,122	$—	$—	$8,122
Commercial real estate: farmland & commercial
Pass	$880,871	$576,080	$582,532	$628,474	$176,016	$245,564	$3,089,537
Special Review	18,417	—	—	—	—	—	18,417
Watch List - Pass	27,378	184	—	—	—	—	27,562
Watch List - Substandard	1,918	—	237	233	—	—	2,388
Watch List - Doubtful	45,066	—	—	—	—	—	45,066
Total Commercial real estate: farmland & commercial	$973,650	$576,264	$582,769	$628,707	$176,016	$245,564	$3,182,970
Commercial real estate: multifamily
Pass	$217,455	$79,833	$254,234	$49,276	$12,419	$28,789	$642,006
Watch List - Doubtful	12,694	30,093	—	—	—	—	42,787
Total Commercial real estate: multifamily	$230,149	$109,926	$254,234	$49,276	$12,419	$28,789	$684,793
Residential: first lien
Pass	$257,052	$84,549	$98,590	$71,410	$45,734	$71,704	$629,039
Watch List - Substandard	—	90	—	—	274	—	364
Watch List - Doubtful	20	—	—	11	—	—	31
Total Residential: first lien	$257,072	$84,639	$98,590	$71,421	$46,008	$71,704	$629,434
Residential: first lien
Current-period gross writeoffs	$—	$101	$—	$—	$—	$3	$104
Residential: junior lien
Pass	$55,556	$76,596	$58,790	$56,080	$59,089	$138,965	$445,076
Total Residential: junior lien	$55,556	$76,596	$58,790	$56,080	$59,089	$138,965	$445,076
Residential: junior lien
Current-period gross writeoffs	$—	$120	$—	$—	$56	$84	$260
Consumer
Pass	$39,920	$8,417	$664	$421	$128	$1,453	$51,003
Total Consumer	$39,920	$8,417	$664	$421	$128	$1,453	$51,003
Consumer
Current-period gross writeoffs	$76	$99	$24	$—	$—	$1	$200
Foreign
Pass	$276,180	$53,392	$35,700	$12,535	$10,454	$4,550	$392,811
Total Foreign	$276,180	$53,392	$35,700	$12,535	$10,454	$4,550	$392,811
Total Loans	$4,033,573	$1,617,530	$1,779,177	$940,183	$506,018	$583,941	$9,460,422

	2024	2023	2022	2021	2020	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2024
Domestic
Commercial
Pass	$993,045	$343,212	$135,057	$214,702	$37,670	$63,030	$1,786,716
Special Review	—	—	—	—	—	—	—
Watch List - Pass	—	11,113	—	—	—	—	11,113
Watch List - Substandard	1,341	327	74	122	—	—	1,864
Watch List - Doubtful	881	51,184	45	—	—	—	52,110
Total Commercial	$995,267	$405,836	$135,176	$214,824	$37,670	$63,030	$1,851,803
Commercial
Current-period gross writeoffs	$5,711	$2,689	$25,686	$44	$14	$5	$34,149
Commercial real estate: other construction & land development
Pass	$1,029,399	$921,180	$322,348	$144,221	$39,908	$2,925	$2,459,981
Special Review	—	16,000	—	—	—	—	16,000
Watch List - Substandard	278	—	—	—	—	—	278
Watch List - Doubtful	73	—	8,122	—	—	—	8,195
Total Commercial real estate: other construction & land development	$1,029,750	$937,180	$330,470	$144,221	$39,908	$2,925	$2,484,454
Commercial real estate: other construction & land development
Current-period gross writeoffs	$—	$1,146	$1,082	$—	$—	$—	$2,228
Commercial real estate: farmland & commercial
Pass	$814,273	$631,806	$531,035	$312,757	$220,510	$245,334	$2,755,715
Special Review	643	67,567	—	—	—	—	68,210
Watch List - Pass	16,490	—	—	—	—	—	16,490
Watch List - Substandard	18,934	242	2,122	—	357	—	21,655
Watch List - Doubtful	52,973	115	12,645	—	—	—	65,733
Total Commercial real estate: farmland & commercial	$903,313	$699,730	$545,802	$312,757	$220,867	$245,334	$2,927,803
Commercial real estate: farmland & commercial
Commercial real estate: multifamily
Pass	$90,092	$11,538	$108,830	$18,621	$8,198	$29,871	$267,150
Watch List - Doubtful	17,901	25,064	—	—	—	—	42,965
Total Commercial real estate: multifamily	$107,993	$36,602	$108,830	$18,621	$8,198	$29,871	$310,115
Commercial real estate: multifamily
Residential: first lien
Pass	$180,743	$107,100	$81,618	$57,503	$29,316	$73,390	$529,670
Watch List - Substandard	95	—	—	274	—	—	369
Watch List - Doubtful	23	—	22	—	—	—	45
Total Residential: first lien	$180,861	$107,100	$81,640	$57,777	$29,316	$73,390	$530,084
Residential: first lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$46	$46
Residential: junior lien
Pass	$91,202	$73,740	$65,144	$70,969	$65,799	$102,234	$469,088
Watch List- Doubtful	141	—	—	—	—	—	141
Total Residential: junior lien	$91,343	$73,740	$65,144	$70,969	$65,799	$102,234	$469,229
Residential: junior lien
Consumer
Pass	$38,778	$8,137	$904	$422	$22	$1,514	$49,777
Total Consumer	$38,778	$8,137	$904	$422	$22	$1,514	$49,777
Consumer
Current-period gross writeoffs	$43	$120	$22	$—	$—	$—	$185
Foreign
Pass	$124,716	$30,648	$16,877	$6,962	$2,879	$4,479	$186,561
Total Foreign	$124,716	$30,648	$16,877	$6,962	$2,879	$4,479	$186,561
Foreign
Total Loans	$3,472,021	$2,298,973	$1,284,843	$826,553	$404,659	$522,777	$8,809,826